Putnam Global Utilities Fund
The fund's portfolio
5/31/19 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value
Electric utilities (61.1%)
American Electric Power Co., Inc.	132,450	$11,406,594
Chubu Electric Power Co., Inc. (Japan)	123,600	1,687,891
CK Infrastructure Holdings, Ltd. (Hong Kong)	216,000	1,667,065
CLP Holdings, Ltd. (Hong Kong)	99,500	1,124,883
Duke Energy Corp.	51,900	4,443,159
Edison International	59,835	3,552,404
Enel SpA (Italy)	1,233,633	7,687,120
Energias de Portugal (EDP) SA (Portugal)	110,499	401,296
Evergy, Inc.	13,600	790,704
Eversource Energy	76,600	5,656,144
Exelon Corp.	210,700	10,130,456
FirstEnergy Corp.	128,200	5,286,968
Fortum OYJ (Finland)	143,769	3,067,893
Iberdrola SA (Spain)	845,096	7,861,490
Kansai Electric Power Co., Inc. (The) (Japan)	147,600	1,716,095
NextEra Energy, Inc.	74,100	14,687,361
Orsted A/S (Denmark)	18,277	1,456,092
Southern Co. (The)	144,600	7,736,100
SSE PLC (United Kingdom)	216,215	2,956,305
Xcel Energy, Inc.	35,100	2,012,634

		95,328,654
Gas utilities (4.3%)
Hong Kong & China Gas Co., Ltd. (Hong Kong)	657,800	1,451,908
Naturgy Energy Group SA (Spain)	110,811	3,158,277
Tokyo Gas Co., Ltd. (Japan)	80,700	2,006,217

		6,616,402
Independent power and renewable electricity producers (4.3%)
Electric Power Development Co., Ltd. (Japan)	50,900	1,115,109
NRG Energy, Inc.	110,483	3,760,841
Uniper SE (Germany)	64,811	1,817,898

		6,693,848
Multi-utilities (24.3%)
AGL Energy, Ltd. (Australia)	25,107	357,122
Ameren Corp.	72,000	5,280,480
CMS Energy Corp.	93,400	5,240,674
Consolidated Edison, Inc.	11,400	983,820
Dominion Energy, Inc.	63,300	4,758,894
E.ON SE (Germany)	242,937	2,537,286
ENGIE SA (France)	154,228	2,150,441
National Grid PLC (United Kingdom)	255,811	2,568,989
Public Service Enterprise Group, Inc.	39,900	2,344,524
Sempra Energy	38,743	5,092,767
Veolia Environnement SA (France)	211,191	4,899,471
WEC Energy Group, Inc.	20,800	1,675,440

		37,889,908
Oil, gas, and consumable fuels (2.7%)
Enterprise Products Partners LP	153,800	4,289,482

		4,289,482
Water utilities (1.2%)
American Water Works Co., Inc.	10,700	1,209,314
China Water Affairs Group, Ltd. (China)	730,000	707,027

		1,916,341

Total common stocks (cost $117,515,656)		$152,734,635

SHORT-TERM INVESTMENTS (2.0%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.52%(AFF)	Shares	2,930,040	$2,930,040
U.S. Treasury Bills 2.531%, 6/6/19(SEGSF)		$112,000	111,980
U.S. Treasury Bills 2.416%, 7/18/19		8,000	7,977

Total short-term investments (cost $3,049,977)			$3,049,997
TOTAL INVESTMENTS

Total investments (cost $120,565,633)			$155,784,632

	FORWARD CURRENCY CONTRACTS at 5/31/19 (aggregate face value $23,916,349) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	6/19/19	$128,535	$131,917	$(3,382)
		Euro	Sell	6/19/19	1,343,277	1,375,377	32,100
	Barclays Bank PLC
		British Pound	Buy	6/19/19	292,393	294,474	(2,081)
		Euro	Buy	6/19/19	412,077	412,328	(251)
		Euro	Sell	6/19/19	412,077	415,633	3,556
		Hong Kong Dollar	Buy	6/19/19	2,682,220	2,682,550	(330)
	Citibank, N.A.
		Australian Dollar	Buy	6/19/19	681,680	699,531	(17,851)
		British Pound	Buy	6/19/19	1,831,157	1,844,493	(13,336)
		Canadian Dollar	Buy	6/19/19	552,016	557,115	(5,099)
		Danish Krone	Buy	6/19/19	313,120	335,664	(22,544)
		Euro	Buy	6/19/19	657,936	658,343	(407)
		Euro	Sell	6/19/19	657,936	661,102	3,166
	Goldman Sachs International
		Euro	Sell	6/19/19	1,622,693	1,620,208	(2,485)
		Japanese Yen	Buy	6/19/19	528,978	524,516	4,462
		Japanese Yen	Sell	6/19/19	528,978	523,273	(5,705)
	HSBC Bank USA, National Association
		Chinese Yuan (Offshore)	Sell	6/19/19	824,881	846,568	21,687
		Euro	Buy	6/19/19	2,188,684	2,246,796	(58,112)
		Euro	Sell	6/19/19	2,188,684	2,189,974	1,290
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	6/19/19	1,359,959	1,395,556	(35,597)
		Canadian Dollar	Buy	6/19/19	3,390,925	3,445,545	(54,620)
		Japanese Yen	Buy	6/19/19	315,593	295,985	19,608
		New Zealand Dollar	Buy	6/19/19	543,222	565,795	(22,573)
	State Street Bank and Trust Co.
		British Pound	Buy	6/19/19	94,259	94,522	(263)
		British Pound	Sell	6/19/19	94,259	99,084	4,825

	Unrealized appreciation						90,694

	Unrealized (depreciation)						(244,636)

	Total						$(153,942)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2018 through May 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $156,032,299.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/19
	Short-term investments
	Putnam Short Term Investment Fund*	$2,354,644	$28,116,097	$27,540,701	$57,496	$2,930,040

	Total Short-term investments	$2,354,644	$28,116,097	$27,540,701	$57,496	$2,930,040
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $110,956.
	At the close of the reporting period, the fund maintained liquid assets totaling $196,909 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	66.4%
	Spain	7.1
	Italy	4.9
	France	4.5
	Japan	4.2
	United Kingdom	3.5
	Germany	2.8
	Hong Kong	2.7
	Finland	2.0
	Denmark	0.9
	China	0.5
	Other	0.5

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $188,116 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $110,956 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$4,289,482	$—	$—
Utilities	96,049,278	52,395,875	—

Total common stocks	100,338,760	52,395,875	—
Short-term investments	2,930,040	119,957	—

Totals by level	$103,268,800	$52,515,832	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(153,942)	$—

Totals by level	$—	$(153,942)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$90,694	$244,636

Total	$90,694	$244,636

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$30,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com